Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Depreciation Method of Property and Equipment	Property and equipment are recorded at cost and amortized over their estimated useful lives, using the following methods:

	Method	Rates
Furniture, fixtures and equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight line	Over the term of the lease

As at	March 31, 2025				March 31, 2024
	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
Opening cost	1,572	7,359	5,982	14,913	1,725	6,792	8,081	16,598
Additions	59	1,143	—	1,202	174	550	22	746
Additions through business acquisitions (note 4)	19	41	—	60	—	—	—	—
Disposals / retirements	—	—	—	—	(325)	—	(2,125)	(2,450)
Foreign currency translation adjustment	96	314	56	466	(2)	17	4	19
Ending cost	1,746	8,857	6,038	16,641	1,572	7,359	5,982	14,913
Opening accumulated depreciation	1,035	5,717	3,571	10,323	651	3,829	3,394	7,874
Depreciation expense	170	993	850	2,013	448	1,884	1,006	3,338
Impairment	—	—	—	—	260	—	1,296	1,556
Disposals / retirements	—	—	—	—	(325)	—	(2,125)	(2,450)
Foreign currency translation adjustment	79	237	29	345	1	4	—	5
Ending accumulated depreciation	1,284	6,947	4,450	12,681	1,035	5,717	3,571	10,323
Net carrying amount	462	1,910	1,588	3,960	537	1,642	2,411	4,590